Goodwill - Changes in the carrying amount of goodwill (Details) - USD ($) $ in Thousands	6 Months Ended	11 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Goodwill
Begining Balance	$ 52,711
Change arising from impact of foreign currency		$ 344
Ending Balance	69,333	52,711
Adcole Acquisition
Goodwill
Goodwill arising from the acquisition		21,525
DSS Acquisition
Goodwill
Goodwill arising from the acquisition		3,984
Ending Balance	3,899
MIS Acquisition
Goodwill
Goodwill arising from the acquisition		15,320
Ending Balance	14,808
Roccor Acquisition
Goodwill
Goodwill arising from the acquisition		6,725
Ending Balance	$ 6,041
LoadPath Acquisition
Goodwill
Goodwill arising from the acquisition		$ 4,813